Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013 item	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Segment Reporting
Number of reportable segments	3									3
Segment Reporting
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Capital Expenditures										44,602	47,208	43,744
Segment assets	780,607	734,188				776,322				734,188	776,322
Intangible asset impairment										4,704	1,100
Construction materials
Segment Reporting
Number of reportable segments										3
Segment Reporting
Haul time										1 hour
Revenue	111,217				122,282					505,026	529,838	512,143
Operating loss	7,357				5,829					27,567	36,192	36,108
Depreciation, depletion and amortization	8,089				7,716					28,183	33,151	28,301
Capital Expenditures										29,725	22,916	21,650
Segment assets		523,087				538,061				523,087	538,061
Intangible asset impairment										2,704
Construction materials | Aggregates
Segment Reporting
Revenue	51,336				57,199					189,084	202,459	192,102
Operating loss	3,928				3,837					14,074	19,027	19,443
Construction materials | Hot mix asphalt
Segment Reporting
Revenue	30,698				37,284					196,474	201,742	196,209
Operating loss	1,984				2,326					16,851	15,113	18,508
Construction materials | Ready mixed concrete
Segment Reporting
Revenue	15,737				17,091					62,705	62,522	63,459
Operating loss	780				1,788					1,284	2,349	2,595
Construction materials | Precast/prestressed structural concrete
Segment Reporting
Revenue	4,920				6,251					26,460	30,680	27,353
Operating loss	(544)				(451)					(1,852)	(704)	(3,187)
Construction materials | Masonry products
Segment Reporting
Revenue	4,856				4,245					16,083	17,287	17,880
Operating loss	(175)				(316)					(876)	(521)	(1,528)
Construction materials | Construction supply centers
Segment Reporting
Revenue	3,671				3,934					14,220	15,148	15,140
Operating loss	209				184					790	928	277
Heavy/highway construction
Segment Reporting
Revenue	48,416				53,983					248,188	268,160	306,795
Operating loss	(2,524)				(3,483)					(6,800)	(5,103)	6,454
Depreciation, depletion and amortization	2,076				1,897					11,819	9,018	8,808
Capital Expenditures										11,613	11,189	8,380
Segment assets		53,894				66,458				53,894	66,458
Heavy/highway construction | Restatement adjustment
Segment Reporting
Revenue											(29,800)	(30,800)
Traffic safety services and equipment
Segment Reporting
Revenue	24,089				23,254					84,463	82,929	78,181
Operating loss	(676)				(463)					(5,769)	(209)	3,377
Depreciation, depletion and amortization	1,514				1,692					7,312	7,155	7,384
Capital Expenditures										2,302	3,204	7,557
Segment assets		62,274				72,313				62,274	72,313
Other revenues
Segment Reporting
Revenue					3,722					15,264	15,592	15,220
Segment totals
Segment Reporting
Revenue	183,722				203,241					852,941	896,519	912,339
Eliminations
Segment Reporting
Revenue	(35,978)				(45,260)					(175,851)	(190,585)	(186,940)
Eliminations | Restatement adjustment
Segment Reporting
Revenue											(29,800)	(30,800)
Corporate and unallocated
Segment Reporting
Operating loss	(17,692)				(8,664)					(36,843)	(26,147)	(14,922)
Depreciation, depletion and amortization	439				538					3,628	2,350	1,424
Capital Expenditures										962	9,899	6,157
Segment assets		$ 94,933				$ 99,490				$ 94,933	$ 99,490